Financial risk management (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Carrying Amount	$ 3,752,113	$ 3,274,235	$ 3,472,993
Short-Term Borrowings [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Carrying Amount	$ 79,263	$ 62,302
Weighted average interest rate	3.96%	4.20%
Long-Term Debt & Finance Lease [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Carrying Amount	$ 3,063,801	$ 2,574,306
Weighted average interest rate	4.14%	3.41%
Bonds [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Carrying Amount	$ 3,752,113	$ 3,274,235
Bonds [Member] | COLOMBIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Carrying Amount	$ 59,808	$ 88,770
Weighted average interest rate	10.58%	12.96%
Bonds [Member] | LUXEMBURG
Disclosure of disaggregation of revenue from contracts with customers [line items]
Carrying Amount	$ 549,241	$ 548,857
Weighted average interest rate	7.95%	7.95%